Lease (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Text Block [Abstract]
Schedule of table presents balances reported in the consolidated balance sheets
As at
June 30, 2022
Operating lease right-of-use assets	$1,279,030
Operating lease liabilities	$1,354,389

Schedule of table presents operating lease cost reported consolidated statements of comprehensive (loss)/income
Period ended
June 30, 2022
Operating lease cost	$350,749

Schedule of table reconciles the undiscounted cash flows
12-Month Period ended June 30,

2023	$569,125
2024	551,458
2025	261,276
2026	32,717
Thereafter	0
Total undiscounted operating lease payments	1,414,576
Less: imputed interest	(60,187)
Present value of operating lease liabilities	1,354,389

Schedule of minimum annual lease commitments
December 31, 2021

2022	$664,583
2023	476,306
2024	390,481
Thereafter	-
$1,531,370